Goodwill and Other Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2016
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Goodwill
Goodwill balances and activity for the years ended December 31, 2016 and 2015 consisted of the following:

	Segment
	Wholesale	Retail	Consolidated
	(in millions)
Balance at December 31, 2014	$724	$425	$1,149
Goodwill adjustment related to Aloha acquisition	(54)	5	(49)
Goodwill related to Alta East acquisition	17	—	17
Goodwill related to other acquisitions	—	6	6
Balance at December 31, 2015	687	436	1,123
Goodwill adjustment related to Alta East acquisition	2	—	2
Goodwill related to Kolkhorst acquisition	3	—	3
Goodwill related to Emerge acquisition	78	—	78
Goodwill impairment	—	(156)	(156)
Balance at December 31, 2016	$770	$280	$1,050

Schedule of Finite-Lived and Indefinite-Lived Intangible Assets
Gross carrying amounts and accumulated amortization for each major class of intangible assets, excluding goodwill, consisted of the following:

	December 31, 2016			December 31, 2015
	Gross Carrying Amount	Accumulated Amortization	Net Book Value	Gross Carrying Amount	Accumulated Amortization	Net Book Value
	(in millions)
Indefinite-lived
Tradenames	$286	$—	$286	$281	$—	$281
Contractual rights	43	—	43	34	—	34
Finite-lived
Customer relations including supply agreements	611	198	413	543	148	395
Favorable leasehold arrangements, net	4	3	1	7	—	7
Loan origination costs	10	4	6	9	2	7
Other intangibles	3	—	3	1	—	1
Intangible assets, net	$957	$205	$752	$875	$150	$725

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense
As of December 31, 2016, the Partnership’s estimate of amortization includable in amortization expense and interest expense for each of the five succeeding fiscal years and thereafter for finite-lived intangibles is as follows (in millions):

	Amortization	Interest
2017	$63	$2
2018	61	2
2019	59	2
2020	54	—
2021	37	—
Thereafter	143	—
Total	$417	$6